Note 4 - Equipment: ScheduleOfPropertyAndEquipment (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Details
Property, Plant and Equipment, Gross	$ 5,390	$ 5,390	$ 5,390
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Excluding Capital Leased Assets	(5,390)	(5,390)	(5,246)
EQUIPMENT, net			$ 144